Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Equity [abstract]
Beginning balance	$ 340,859		$ 343,679	$ 223,181
Impact of retroactive applications	0		0	(66,089)
Adjusted beginning balance	340,859		343,679	157,092
Net income (loss)	(104,674)	$ (3,192)	450,184	819,960
Other comprehensive income (loss)	76		(14)	8
Share-based payment transactions	1,913		5,817	1,490
Changes in subsidiaries' ownership	(7,910)		456	(1,339)
Non-controlling interests	26,349		4,187	5,456
Derecognition of the non-controlling interests	0		(463,450)	(638,988)
Ending balance	$ 256,613	$ 7,826	$ 340,859	$ 343,679